Fair Value Measurements (Details) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Decrease in fair value of warrant liabilities	$ 5,041	$ 56,901		$ 67,155	$ 172,787
Dividend rate description	The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.			The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
Warrant liabilities	$ 5,041		$ 56,901